Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents

DKK thousand	2018	2017
DKK	343,585	12,824
USD	96,526	252,884
EUR	420,524	323,010
Total cash and cash equivalents	860,635	588,718